Other Investments	12 Months Ended
Dec. 31, 2023
Other Investments
Other Investments

Note 9.  Other Investments

The Company purchases, from time to time, interests in various limited partnerships established to acquire, own, and rent residential housing for low- and moderate-income residents of northeastern and central Vermont.  The tax credits from these investments were $698,450 and $389,911 for the years ended December 31, 2023 and 2022, respectively.  Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $596,429 and $268,714 for 2023 and 2022, respectively.  The carrying values of the limited partnership investments were $4,192,530 and $4,394,959 at December 31, 2023 and 2022, respectively, and are included in Other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through CFS Partners, a Vermont LLC that owns 100% of the LLC equity interests of CFSG.  The Bank accounts for its investment in CFS Partners under the equity method of accounting.  The Company’s investment in CFS Partners, included in Other assets, amounted to $3,790,493 and $3,756,994 as of December 31, 2023 and 2022, respectively.  The Company recognized income of $1,033,499 and $584,971 for 2023 and 2022, respectively, through CFS Partners from the operations of CFSG.  A cash distribution of $1,000,000 was paid from CFS Partners to each owner of CFSG during December 2023, accounting for the minimal increase in the Company’s investment in CFS Partners.